Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock Outstanding [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock Outstanding [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]	Total
Balance (Accounting Standards Update 2016-02 [Member]) at Dec. 31, 2018	$ 0	$ 0	$ (27)	$ 0	$ (27)
Balance at Dec. 31, 2018						$ 21,248	$ 73,960	$ 208,164	$ (7,705)	$ 295,667
Cash dividends declared						0	0	(11,725)	0	(11,725)
Issuance of shares of common stock pursuant to dividend reinvestment plan						358	8,776	0	0	9,134
Issuance of shares of common stock pursuant to exercise of stock options						44	731	0	0	775
Share based compensation expense						0	347	0	0	347
Net change in fair value of available-for-sale securities during the year, net of taxes						0	0	0	8,398	8,398
Repurchase of common shares						(64)	(1,565)	0	0	(1,629)
Net earnings for the year						0	0	36,044	0	36,044
Balance at Dec. 31, 2019						21,586	82,249	232,456	693	336,984
Cash dividends declared						0	0	(13,013)	0	(13,013)
Issuance of shares of common stock pursuant to dividend reinvestment plan						361	9,695	0	0	10,056
Issuance of shares of common stock pursuant to exercise of stock options						40	678	0	0	718
Share based compensation expense						0	412	0	0	412
Net change in fair value of available-for-sale securities during the year, net of taxes						0	0	0	6,472	6,472
Net earnings for the year						0	0	38,492	0	38,492
Balance at Dec. 31, 2020						21,987	93,034	257,935	7,165	380,121
Cash dividends declared						0	0	(14,909)	0	(14,909)
Issuance of shares of common stock pursuant to dividend reinvestment plan						373	10,815	0	0	11,188
Issuance of shares of common stock pursuant to exercise of stock options						43	819	0	0	862
Share based compensation expense						0	509	0	0	509
Net change in fair value of available-for-sale securities during the year, net of taxes						0	0	0	(13,480)	(13,480)
Net earnings for the year						0	0	49,426	0	49,426
Balance at Dec. 31, 2021						$ 22,403	$ 105,177	$ 292,452	$ (6,315)	$ 413,717